Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income (loss)	$ 152	$ 270	$ (74)
Reconciling adjustments:
Provision for finance receivable losses	947	929	711
Depreciation and amortization	317	510	193
Deferred income tax charge (benefit)	43	(105)	(208)
Non-cash incentive compensation from Initial Stockholder	0	0	15
Net gain on liquidation of United Kingdom subsidiary	0	(4)	0
Net gain on sales of personal and real estate loans and related trust assets	0	(18)	0
Net loss on repurchases and repayments of debt	29	17	0
Share-based compensation expense, net of forfeitures	5	8	2
Net gain on sale of SpringCastle interests	0	(167)	0
Other	(5)	(9)	2
Cash flows due to changes in:
Other assets and other liabilities	175	(189)	1
Insurance claims and policyholder liabilities	(22)	(64)	27
Taxes receivable and payable	43	(38)	131
Accrued interest and finance charges	(37)	15	(34)
Other, net	0	3	(2)
Net cash provided by operating activities	1,647	1,158	764
Cash flows from investing activities
Net principal originations of finance receivables held for investment and held for sale	(2,267)	(1,155)	(975)
Proceeds on sales of finance receivables held for sale originated as held for investment	0	930	78
Purchase of OneMain Financial Holdings, LLC, net of cash and restricted cash acquired	0	0	(3,520)
Proceeds from sale of SpringCastle interests, net of restricted cash released	0	26	0
Cash advances on intercompany note to parent	(355)	(297)	(327)
Proceeds from repayments of principal on intercompany note to parent	249	401	189
Cash received from CitiFinancial Credit Company	0	23	0
Available-for-sale securities purchased	(671)	(746)	(525)
Trading and other securities purchased	0	(17)	(1,474)
Available-for-sale securities called, sold, and matured	739	837	521
Trading and other securities called, sold, and matured	18	63	3,779
Proceeds from sale of real estate owned	4	8	14
Other, net	3	(10)	(14)
Net cash provided by (used for) investing activities	(2,280)	63	(2,254)
Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions	5,427	6,660	3,028
Repayments of long-term debt	(4,447)	(8,320)	(1,960)
Distributions to joint venture partners		(18)	(77)
Withholding tax on vested RSUs and PRSUs	(2)	(1)	1
Cash dividend of SFMC	(10)	0	0
Capital contributions from parent	0	10	1,100
Net cash provided by (used for) financing activities	968	(1,669)	2,092
Net change in cash and cash equivalents and restricted cash and restricted cash equivalents	335	(448)	602
Cash and cash equivalents and restricted cash and restricted cash equivalents at beginning of period	1,121	1,569	967
Cash and cash equivalents and restricted cash and restricted cash equivalents at end of period	1,456	1,121	1,569
Supplemental cash flow information
Cash and cash equivalents	958	553	893
Total cash and cash equivalents and restricted cash and restricted cash equivalents	1,121	1,569	967
Interest paid	(746)	(765)	(594)
Income taxes received (paid)	(154)	(269)	43
Supplemental non-cash activities
Transfer of finance receivables held for investment to finance receivables held for sale (prior to deducting allowance for finance receivable losses)	0	1,945	617
Increase in finance receivables held for investment financed with intercompany payable	0	89	0
Transfer of finance receivables to real estate owned	9	8	11
Net unsettled investment security purchases	1	1	0
Non-cash dividend of SFMC	$ (28)	$ 0	$ 0